IMPAIRMENTS, LOSS CONTINGENCIES, RESTRUCTURING AND OTHERS (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Legal settlements and reserves	$ 47	$ 689	$ 1,509	$ 707
Impairment of long-lived assets	131	481	195	576
Restructuring	33	20	97	81
Other expenses	2	(59)	36	(29)
Total	213	1,131	1,837	1,335
Modafinil Antitrust Litigation Reserve			495
Litigation Settlement Expense For Pantoprazole Litigation			930
Impairment Of Intangible Assets Excluding Goodwill			159
Impairment Of Intangible Assets Indefinitelived Excluding Goodwill			99
ImpairmentOfIntangibleAssetsFinitelived			60
OtherAsset Impairment Charges			26
Impairment Of Intangible Assets Finitelived Cenestin			23
Write Down Of Property Plant And Equipment Impairment			$ 10